Transactions with non-controlling interests	12 Months Ended
Dec. 31, 2022
Non Controlling Interests [abstract]
Transactions with non-controlling interests	Transactions with non-controlling interests
The main effects of transactions with non-controlling interests on the equity attributable to the owners of the parent are comprised of:

	Changes in non-controlling interest
	Capital contributions (deductions) by non-controlling interests	Transfers to (from) non-controlling interests	Changes in equity attributable to owners of the parent	Consideration paid or payable to non-controlling interests

For the year ended December 31, 2020
Transactions between subsidiaries and shareholders:
Issuance of shares for purchased noncontrolling interests	230,500	95,843	135,055	230,898
Capital contribution to subsidiary	—	(2,138)	2,138	—
	230,500	93,705	137,193	230,898
For the period ended December 31, 2021
Transactions between subsidiaries and shareholders:
Issuance of shares for purchased noncontrolling interests	(230,500)	(77,911)	308,411	230,500
Capital contribution to subsidiary	893	—	—	—
Sale of subsidiary	—	(1,220)	—	(1,220)
Non-controlling interests arising on a business combination	—	50,252	—	—
	(229,607)	(28,879)	308,411	229,280
For the period ended December 31, 2022
Transactions between subsidiaries and shareholders:
Transaction costs from subsidiaries	(60)	—	—	—
Equity transaction with non-controlling interests (d)	—	(20,928)	—	2,829
Non-controlling interests arising on a business combination (e)	—	3,849	—	—
	(60)	(17,079)	—	2,829

(a)On January 28, 2021, the Group fully acquired the non-controlling interest in PDCA held by Bellver Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (“Bellver”). The transaction was made by a purchase and sale of shares, where Bellver agreed to acquire 1,313,066 STNE Participações S.A. shares by a payment being part in cash in the amount of R$230,500 and part by the delivering of their PDCA shares. The number of STNE Participações S.A. shares delivered to Bellver was based on STNE Participações S.A. volume-weighted average trading price of the 30 days preceding the signing of a memorandum of understanding (“MOU”) between the parties on December 8th, 2020.
(b)On June 28, 2021, the Group sold all of the 4,205,115 Linked Gourmet’s shares held by it, representing 58.10% of the total and voting capital, for the total price of R$1, thus withdrawing from Linked Gourmet’s shareholders. The amount of R$1,219 refers to the 41.9% held by non-controlling shareholders.
(c)Arising from the business combination among the Group and: SimplesVet – R$12,424, VHSYS – R$19,858, Questor – R$8,233, Sponte – R$1,765, Creditinfo Caribbean - R$5,505 and MLabs – R$2,465.